Annual Total Returns - Voya International Index Portfolio (Class ADV I S S2 Shares) [BarChart] - Class ADV I S S2 Shares - Voya International Index Portfolio - Class ADV	May 01, 2021
Bar Chart Table:
2011	(12.63%)
2012	18.12%
2013	20.89%
2014	(6.34%)
2015	(1.43%)
2016	0.37%
2017	24.19%
2018	(14.11%)
2019	20.86%
2020	7.28%